Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 38.5%
Al Rajhi Bank	4,021,656	$61,498,297
Alinma Bank(a)	3,364,782	13,440,172
Arab National Bank	1,865,738	10,031,351
Bank AlBilad	1,317,331	7,785,322
Bank Al-Jazira	1,536,845	4,691,857
Banque Saudi Fransi	1,993,074	16,133,636
National Commercial Bank	4,475,307	45,542,439
Riyad Bank	4,157,307	18,551,447
Samba Financial Group	3,299,362	21,150,815
Saudi British Bank (The)	2,336,379	14,557,964

		213,383,300

Building Products — 0.2%
Saudi Ceramic Co.(a)	143,485	1,085,358

Chemicals — 19.5%
Advanced Petrochemical Co.	403,639	5,321,190
Alujain Holding(a)	190,855	1,386,553
National Industrialization Co.(a)	1,280,924	3,429,575
Sahara International Petrochemical Co.	1,355,366	5,310,567
Saudi Arabian Fertilizer Co.	526,337	10,812,664
Saudi Basic Industries Corp.	2,788,141	62,967,243
Saudi Industrial Investment Group	852,516	4,523,338
Saudi Kayan Petrochemical Co.(a)	2,064,372	4,662,168
Yanbu National Petrochemical Co.	705,842	9,583,627

		107,996,925

Construction Materials — 3.5%
Arabian Cement Co./Saudi Arabia	208,792	1,346,431
City Cement Co.	401,373	1,491,835
Eastern Province Cement Co.	185,186	1,310,097
Najran Cement Co.(a)	410,879	1,083,327
Northern Region Cement Co.(a)	427,527	1,049,281
Qassim Cement Co. (The)	177,426	2,355,911
Saudi Cement Co.	287,846	3,602,798
Southern Province Cement Co.	246,234	3,048,465
Yamama Cement Co.	402,459	2,021,507
Yanbu Cement Co.	307,293	2,207,387

		19,517,039

Diversified Financial Services — 0.2%
Aseer Trading Tourism & Manufacturing Co.(a)	360,186	824,223

Diversified Telecommunication Services — 9.0%
Saudi Telecom Co.	1,838,047	50,012,488

Electric Utilities — 2.4%
Saudi Electricity Co.	2,866,643	13,182,026

Equity Real Estate Investment Trusts (REITs) — 0.1%
Jadwa REIT Saudi Fund	160,658	489,601

Food & Staples Retailing — 0.9%
Abdullah Al Othaim Markets Co.	167,625	5,217,791

Food Products — 4.7%
Almarai Co. JSC	866,357	11,562,660
National Agriculture Development Co. (The)(a)	235,824	1,457,868
Saudia Dairy & Foodstuff Co.	66,694	2,983,392
Savola Group (The)	917,467	10,235,196

		26,239,116

Security	Shares	Value

Gas Utilities — 0.2%
National Gas & Industrialization Co.	173,465	$1,319,215

Health Care Providers & Services — 2.0%
Al Hammadi Co. for Development and Investment(a)	274,543	1,494,040
Dallah Healthcare Co.	135,887	1,652,750
Middle East Healthcare Co.(a)	159,835	1,109,006
Mouwasat Medical Services Co.	191,488	4,407,921
National Medical Care Co.	101,751	1,046,532
Saudi Chemical Co. Holding(a)	203,617	1,149,065

		10,859,314

Hotels, Restaurants & Leisure — 1.7%
Dur Hospitality Co.	185,173	1,059,088
Herfy Food Services Co.	104,604	1,222,456
Leejam Sports Co. JSC	91,701	1,382,311
Saudi Airlines Catering Co.	157,922	3,265,714
Seera Group Holding	588,498	2,478,779

		9,408,348

Insurance — 1.7%
Al Rajhi Co for Cooperative Insurance(a)	85,404	1,250,208
Bupa Arabia for Cooperative Insurance Co.	111,587	3,430,946
Co for Cooperative Insurance (The)(a)	237,362	4,520,965

		9,202,119

Media — 0.4%
Saudi Research & Marketing Group(a)	148,728	2,379,534

Metals & Mining — 2.4%
Saudi Arabian Mining Co.(a)	1,476,977	13,483,049

Oil, Gas & Consumable Fuels — 5.3%
Aldrees Petroleum and Transport Services Co.	126,839	1,939,595
Rabigh Refining & Petrochemical Co.(a)	855,348	3,141,944
Saudi Arabian Oil Co.(b)	2,729,294	24,506,772

		29,588,311

Pharmaceuticals — 0.4%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	257,437	1,912,298

Professional Services — 0.1%
Maharah Human Resources Co.	31,588	535,466

Real Estate Management & Development — 1.7%
Arriyadh Development Co.	399,290	1,379,793
Dar Al Arkan Real Estate Development Co.(a)	2,035,457	3,788,261
Emaar Economic City(a)	1,510,274	2,847,809
Saudi Real Estate Co.(a)	402,480	1,235,308

		9,251,171

Road & Rail — 0.4%
Saudi Public Transport Co.(a)	292,615	1,090,784
United International Transportation Co.	157,688	1,179,922

		2,270,706

Specialty Retail — 2.1%
Fawaz Abdulaziz Al Hokair & Co.(a)	318,067	1,543,958
Jarir Marketing Co.	210,664	7,784,164
Saudi Co. For Hardware CJSC	68,695	742,057
United Electronics Co.	126,405	1,637,167

		11,707,346

Transportation Infrastructure — 0.1%
Saudi Ground Services Co.	63,904	493,819

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 2.3%
Etihad Etisalat Co.(a)	1,327,238	$9,353,420
Mobile Telecommunications Co.(a)	1,054,299	3,080,987

		12,434,407

Total Common Stocks — 99.8% (Cost: $587,021,054)		552,792,970

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	960,000	960,000

Total Short-Term Investments — 0.2% (Cost: $960,000)		960,000

Total Investments in Securities — 100.0% (Cost: $587,981,054)		553,752,970

Other Assets, Less Liabilities — 0.0%		182,734

Net Assets — 100.0%		$553,935,704

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	960,000	960,000	$960,000	$10,304	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	18	06/19/20	$840	$27,690

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Saudi Arabia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$552,792,970	$—	$552,792,970
Money Market Funds	960,000	—	—	960,000

	$960,000	$552,792,970	$—	$553,752,970

Derivative financial instruments(a)
Assets
Futures Contracts	$27,690	$—	$—	$27,690

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

JSC	Joint Stock Company

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